UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported) January 28, 2026

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0002098386

Redaptive Sustainability Services, LLC1

(Exact name of securitizer as specified in its charter)

Manesh Shah (720) 821-8258

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

 1 Redaptive Sustainability Services, LLC (“RSS”), is filing this Form ABS-15G in its capacity as sponsor of the Redaptive EAAS Issuer 2025-1, LLC transaction (the “Specified Transaction”). In RSS’s capacity as sponsor of the Specified Transaction, RSS is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold or contributed by RSS and its affiliates into the Specified Transaction. This report only contains information relating to the Specified Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transaction as to which RSS may have acted as a securitizer.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(i), RSS has indicated by check mark that there is no activity for the quarterly period.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 28, 2026	REDAPTIVE SUSTAINABILITY SERVICES, LLC
(Securitizer)

	By:	/s/ Manesh Shah
		Name:	Manesh Shah
		Title:	Chief Administrative Officer